Contingent and Deferred Consideration Payable	12 Months Ended
Dec. 31, 2024
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable
11.
Contingent and deferred consideration payable

Contingent and deferred consideration mainly relates to merchant buyouts and business combinations that are payable in cash subject to the future financial performance of the acquired portfolios and acquired businesses. Contingent and deferred consideration payable is comprised of the following balances:

Total
Balance at December 31, 2022	$27,146
Payments made during the year	(10,680)
Additions in the year	958
Fair value loss	948
Foreign exchange	334
Balance at December 31, 2023	$18,706
Payments made during the year	(10,138)
Additions in the year	—
Fair value loss	329
Foreign exchange	(502)
Balance at December 31, 2024	$8,395
Current portion of contingent and deferred consideration payable	$8,070
Non-current portion of contingent and deferred consideration payable	$325

During the year ended December 31, 2024, the Company paid $10,138 of the contingent consideration payable, a majority of which related to a prior period acquisition. The contingent consideration arose as part of the consideration of merchant buyouts, as well as acquisitions in prior periods, and is payable in cash subject to the financial performance of the acquisitions.

During the year ended December 31, 2023, the Company recognized estimated contingent consideration payable of $958, a majority of which related to the acquisition of merchant portfolios. The Company paid $10,680 of the contingent consideration payable related to prior period business combinations and merchant portfolios acquired in prior years.

The contingent and deferred consideration of $8,395 is classified as a liability on the Consolidated Statements of Financial Position, of which $325 is non-current. The estimated amount of contingent consideration related to business combinations represents the maximum amount of possible payouts.